INCOME PER SHARE	12 Months Ended
Dec. 31, 2025
INCOME PER SHARE
INCOME PER SHARE

16. INCOME PER SHARE

Basic and diluted income per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands, except for number of shares and per share data)
Numerator:
Net income	180,907	98,589	95,402	13,643
Denominator:
Weighted average number of ordinary shares outstanding—basic	264,052,936	262,001,916	256,975,188	256,975,188
Effect of dilutive share options	9,712,192	9,196,839	10,639,784	10,639,784
Weighted average number of ordinary shares outstanding—diluted	273,765,128	271,198,755	267,614,972	267,614,972
Basic income per ordinary share	0.69	0.38	0.37	0.05
Diluted income per ordinary share	0.66	0.36	0.36	0.05

Basic and diluted income per share are computed using the weighted average number of ordinary shares outstanding during the period.

For the years ended December 31, 2023, 2024 and 2025, the two-class method is applicable because the Company has two classes of ordinary shares, Class A and Class B. However, basic and diluted income per share are not reported separately for Class A ordinary shares or Class B ordinary shares as each class of shares has the same rights to undistributed and distributed earnings. The effects of outstanding share options were included in the computation of diluted income per share using the treasury stock method for the years ended December 31, 2023, 2024 and 2025.